Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

Operating Leases

The Company has entered into various non-cancellable operating leases for certain offices with contractual lease periods expiring between 2018 and 2036. Rent expense was $11,744 and $8,593 for the years ended December 31, 2017 and 2016, respectively.

Amounts of minimum future annual rental payments under non-cancellable operating leases in each of the next five years and thereafter are as follows:

Fiscal Year	Amount $
2018	15,271
2019	24,802
2020	28,768
2021	29,497
2022	29,016
Thereafter	235,667
Total future minimum lease payments	363,021

Litigation and Loss Contingencies

The Company records accruals for loss contingencies when losses are probable and reasonably estimable. From time to time, the Company may become a party to litigation and subject to claims incidental to the ordinary course of business, including intellectual property claims, labour and employment claims and threatened claims, breach of contract claims, tax and other matters. The Company currently has no material pending litigation or claims. The Company is not aware of any litigation matters or loss contingencies that would be expected to have a material adverse effect on the business, consolidated financial position, results of operations, or cash flows.